The Company and Summary of Significant Accounting Policies - Schedule of Concentration Risk (Details) - Customer Concentration Risk	3 Months Ended				9 Months Ended		12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Mar. 31, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024
Total Customer | Accounts Receivable
Disaggregation of Revenue [Line Items]
Concentration risk, percentage		87.00%		100.00%	99.00%		87.00%
Total Customer | Revenue
Disaggregation of Revenue [Line Items]
Concentration risk, percentage	99.00%	89.00%	96.00%	91.00%	98.00%	98.00%
Customer A | Accounts Receivable
Disaggregation of Revenue [Line Items]
Concentration risk, percentage		13.00%			99.00%		13.00%
Customer A | Revenue
Disaggregation of Revenue [Line Items]
Concentration risk, percentage	99.00%	70.00%	96.00%		98.00%	65.00%
Customer B | Revenue
Disaggregation of Revenue [Line Items]
Concentration risk, percentage		19.00%				23.00%
Customer C | Accounts Receivable
Disaggregation of Revenue [Line Items]
Concentration risk, percentage		12.00%					12.00%
Customer C | Revenue
Disaggregation of Revenue [Line Items]
Concentration risk, percentage						10.00%
Customer D, related party | Revenue
Disaggregation of Revenue [Line Items]
Concentration risk, percentage				20.00%
Customer E | Revenue
Disaggregation of Revenue [Line Items]
Concentration risk, percentage				12.00%
Customer F | Accounts Receivable
Disaggregation of Revenue [Line Items]
Concentration risk, percentage				100.00%
Customer G | Revenue
Disaggregation of Revenue [Line Items]
Concentration risk, percentage				49.00%
Customer H | Revenue
Disaggregation of Revenue [Line Items]
Concentration risk, percentage				10.00%
Customer I | Accounts Receivable
Disaggregation of Revenue [Line Items]
Concentration risk, percentage		62.00%